Exchangeable Securities (Tables)	12 Months Ended
Dec. 31, 2021
Exchangeable Securities [Abstract]
Disclosure of borrowing costs	750 million Exchangeable Securities

As at	Dec. 31, 2021			Dec. 31, 2020
	Carrying value	Face value	Interest	Carrying value	Face value	Interest
Exchangeable debentures – due May 1, 2039	335	350	7%	330	350	7%
Exchangeable preferred shares(1)	400	400	7%	400	400	7%
Total long-term debt	735	750		730	750
(1) Exchangeable preferred share dividends are reported as interest expense.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities

As at	Dec. 31, 2021		Dec. 31, 2020
Description	Base fair value	Sensitivity	Base fair value	Sensitivity
Option to exchange – embedded derivative	—	+nil -32	—	+nil -33